ADDITIONAL INFORMATION ON CASH FLOWS	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION ON CASH FLOWS
ADDITIONAL INFORMATION ON CASH FLOWS

33)  ADDITIONAL INFORMATION ON CASH FLOWS

a)  Reconciliation of cash flow financing activities

The following is a reconciliation of consolidated cash flow financing activities for the years ended December 31, 2019 and 2018. Cash flows from financing activities Cash flows from operating activitiesFinancing activities not involving cash and cash equivalents

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial			Interim and
				charges and	Additions of		unclaimed
				foreign	leases and	Initial	dividends
	Balance on	Write-offs	Write-offs	exchange	supplier	adoption	and interest	Balance on
	12.31.18	(payments)	(payments)	variation	financing	IFRS 16	on equity	12.31.19
Interim dividends and interest on equity	4,172,916	(6,176,842)	—	—	—	—	5,591,343	3,587,417
Loans and financing	2,106,814	(2,070,665)	(129,974)	171,636	967,313	—	—	1,045,124
Leases	393,027	(1,559,165)	(415,496)	350,772	1,803,941	8,618,072	—	9,191,151
Debentures	3,173,910	(66,830)	(201,516)	198,786	—	—	—	3,104,350
Derivative financial instruments	(56,150)	91,543	26,234	(77,657)	—	—	—	(16,030)
Contingent Consideration	465,686	—	—	18,362	—	—	—	484,048
Total	10,256,203	(9,781,959)	(720,752)	661,899	2,771,254	8,618,072	5,591,343	17,396,060

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial		Interim and
				charges and	Additions of	unclaimed
				foreign	leases and	dividends
	Balance on	Write-offs	Write-offs	exchange	supplier	and interest	Balance on
	12.31.17	(payments)	(payments)	variation	financing	on equity	12.31.18
Interim dividends and interest on equity	2,396,116	(4,136,878)	—	—	—	5,913,678	4,172,916
Loans and financing	3,109,498	(1,533,121)	(207,708)	231,748	506,397	—	2,106,814
Leases	385,460	(35,375)	(21,231)	45,501	18,672	—	393,027
Debentures	4,520,739	(1,324,723)	(265,992)	243,886	—	—	3,173,910
Derivative financial instruments	(143,754)	95,993	—	(8,389)	—	—	(56,150)
Contingent Consideration	446,144	—	—	19,542	—	—	465,686
Total	10,714,203	(6,934,104)	(494,931)	532,288	525,069	5,913,678	10,256,203

b)  Financing transactions that do not involve cash

The main transactions that do not involve cash of the Company refer to the acquisition of assets through leases and income from financing with suppliers, as follows:

	12.31.19	12.31.18
Initial adoption IFRS 16 on 01.01.19	8,618,072	0
Financing transactions with suppliers	967,313	506,397
Acquisition of assets through leases	1,803,941	18,672
Total	11,389,326	525,069